Related Party Transactions - Net income (expense) from related parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction
Operating expenses	$ 265,580	$ 202,363	$ 207,555
General and Administrative Expense	6,142	6,098	6,461
Time charter and bareboat revenues
Related Party Transaction
Revenue from contract with customers	277,084	262,797	269,306
Related Party
Related Party Transaction
Vessel operating expenses	16,507	15,828	16,812
Voyage expenses and commissions	70	59
Technical and operational management fee from KNOT to Vessels	10,461	9,265	8,429
Total income (expenses)	(1,112)	(13,610)	(21,875)
Related Party | KNOT Management
Related Party Transaction
General and Administrative Expense	1,189	1,356	1,277
Related Party | KNOT Management | Time charter and bareboat revenues
Related Party Transaction
Revenue from contract with customers	28,682	14,531	6,427
Related Party | KOAS
Related Party Transaction
General and Administrative Expense	631	699	780
Related Party | KOAS UK
Related Party Transaction
General and Administrative Expense	71	76	80
Related Party | KNOT
Related Party Transaction
General and Administrative Expense	64	59	58
Related Party | Other counterparties
Related Party Transaction
Operating expenses	$ 801	$ 799	$ 866